Share-based Compensation - Allocation of recognized period costs and expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	¥ 7,881	¥ 9,582	¥ 9,383
Income tax benefit recognized for share-based compensation				¥ 0
Cost of revenues
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	2,802	3,052	2,613
Sales and marketing expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	1,842	1,704	1,764
General and administrative expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	2,215	3,244	3,648
Technology and product development expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	1,022	1,582	1,358
Share Options and Restricted Share Unit
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	¥ 7,900	¥ 9,600	¥ 9,400